Unaudited Condensed Consolidated Statements Of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities
Net (loss) income	$ (8,033,477)	$ (9,006,585)	$ (15,468,502)	$ (9,981,629)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	5,596	7,054	9,588	6,916
Provision for credit losses	3,879	217,916	92,619	231,699
Amortization of operating lease right-of-use assets	129,705	111,048	152,018
Impairment of operating lease right-of-use assets	0	303,327	303,327	0
Stock-based compensation expense	830,791	630,737	770,336	803,051
Loss on extinguishment of debt	0	56,653	56,653	(40,668)
Amortization expense				473,633
Impairment of intangible assets			0	1,634,242
Forgiveness of PPP loan				(480,971)
Changes in operating assets and liabilities:
Accrued expenses	(128,027)	374,646	384,641	54,278
Prepaid and other assets	120,459	385,444	404,086	(302,248)
Accounts receivable	(29,861)	(284,597)	(86,308)	(274,289)
Deferred contract acquisition costs, current	48,191	633	20,925	45,614
Other assets		56,591	52,591
Accounts payable	1,296,098	(168,451)	660,844	(256,912)
Deferred revenue	(39,428)	(118,022)	(129,604)	319,338
Operating lease liabilities	(211,204)	(176,664)	(243,596)
Earnout liability	(206,985)	(600,000)	(710,901)	1,000,000
Other liabilities			(37,837)	37,162
Net cash used in operating activities	(5,041,691)	(4,724,741)	(5,168,175)	(6,842,679)
Cash flows from investing activities:
Purchase of property and equipment		(9,430)	(10,806)	(1,694)
Disposal of property and equipment				8,757
Acquisition of Demio, net of cash acquired				(3,575,985)
Net cash provided by investing activities		(9,430)	(10,806)	(3,568,922)
Cash flows from financing activities:
Deferred offering costs	(766,409)	(247,777)	(1,524,934)
Proceeds from issuance of promissory notes—related party	1,150,000			6,189,411
Proceeds from issuance of common stock	13,362	5,016	5,016	128,127
Proceeds from PPP loan				480,971
Repayment of notes payable				(643,796)
Net cash used in financing activities	4,414,953	5,693,087	4,415,930	11,419,039
Net change in cash	(626,738)	958,916	(763,051)	1,007,438
Cash —beginning of period	1,023,499	1,786,550	1,786,550	779,112
Cash—end of period	396,761	2,745,466	1,023,499	1,786,550
Supplemental cash flow information:
Cash paid for interest	313,813	387,724	630,454	916,174
Cash paid for taxes	8,825	6,425
Cash paid (refund) for taxes			(4,875)	5,697
Supplemental disclosure of noncash investing and financing activities:
Debt issuance costs			25,896	382,263
Issuance of common stock for acquisition of Demio				121
Right-of-use assets obtained in exchange for lease obligations	0	762,603	762,603
7GC Co Holdings INC [Member]
Cash Flows from Operating Activities
Net (loss) income	(1,994,093)	10,521,650	9,438,181	11,627,209
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of derivative warrant liabilities	377,000	(11,195,000)	(10,252,500)	(14,284,500)
Gain on investments held in Trust Account			(3,195,723)	(23,003)
Non redemption agreement	372,710	0
Gain on marketable securities (net), dividends and interest, held in Trust Account	(1,386,098)	(1,412,646)
Formation and operating expenses funded by note payable through Sponsor	0	33,194
Changes in operating assets and liabilities:
Prepaid expenses			259,443	291,217
Accounts payable	894,900	1,178,048	1,248,818	325,557
Due to related party			47,694	0
Accrued expenses	946,401	(220,064)	825,809	933,760
Franchise tax payable	69,950	(24,455)	(94,044)	117,058
Income tax payable	(547,946)	223,703	765,554	0
Prepaid and other assets	(61,366)	175,875
Net cash used in operating activities	(1,328,542)	(719,695)	(956,768)	(1,012,702)
Cash flows from investing activities:
Cash deposited in Trust Account for extension	(900,000)	0	(900,000)	0
Cash withdrawn from Trust Account for redemptions	180,900,000		180,858,526	0
Cash withdrawn from Trust Account to pay franchise and income taxes	411,200	400,969	1,131,969	0
Trust Account Withdrawal-redemption	18,443,646	0
Net cash provided by investing activities	17,954,846	400,969	181,090,495	0
Cash flows from financing activities:
Proceeds from note payable and advances from related party	1,200,000	0	1,100,000	0
Redemption of Class A common stock			(180,858,526)	0
Offering costs paid			(70,000)	0
Trust Account Withdrawal-redemption	(18,443,646)	0
Offering costs paid	0	(70,000)
Net cash used in financing activities	(17,243,646)	(70,000)	(179,828,526)	0
Net change in cash	(617,342)	(388,726)	305,201	(1,012,702)
Cash —beginning of period	1,016,853	711,652	711,652	1,724,354
Cash—end of period	399,511	322,926	1,016,853	711,652
Related Party [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash interest expense	345,382	69,894	52,040
Amortization of debt discount and issuance costs	1,268,703	281,963	476,098
Loss on modification of simple agreement for future equity	0	1,644,161	1,572,080	0
Change in fair value of simple agreement for future equity	(1,927,007)	962,591	4,001,825	(437,044)
Change in fair value of bifurcated embedded derivative liabilities	72,359	(43,332)	592,409	0
Cash flows from financing activities:
Proceeds from issuance of convertible notes, net of issuance costs	2,533,000	4,100,538	4,100,538
Proceeds From Simple Agreement for Future Equity				3,500,000
Supplemental disclosure of noncash investing and financing activities:
Convertible note issued in settlement of accrued interest			100,538
Bifurcated embedded derivative liabilities at issuance	1,062,776	151,000	1,262,026
Nonrelated Party [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash interest expense	914,944	297,990	857,425	304,288
Amortization of debt discount and issuance costs	646,684	34,682	245,082	61,817
Loss on modification of simple agreement for future equity	0	157,839	150,920	0
Change in fair value of simple agreement for future equity	(184,993)	92,409	384,175	(41,956)
Change in fair value of bifurcated embedded derivative liabilities	36,500	(12,668)	268,891	1,000
Cash flows from financing activities:
Proceeds from issuance of convertible notes, net of issuance costs	1,485,000	1,835,310	1,835,310	1,428,326
Proceeds From Simple Agreement for Future Equity				336,000
Supplemental disclosure of noncash investing and financing activities:
Convertible note issued in settlement of accrued interest			321,345
Bifurcated embedded derivative liabilities at issuance	$ 623,065	$ 1,834,000	$ 654,974	$ 3,000